SHARE-BASED COMPENSATION - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares)	5,200,000	4,700,000	5,100,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	6,100,000	6,300,000	6,900,000
Treasury shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued (in shares)	0
Options
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period	5 years
Expiration period	7 years
Maximum allotment of common shares reserved in share-based payment arrangement (in shares)	23,905,624
Common stock, capital shares issued	16,658,096
Common shares in reserve in share-based payment arrangement (in shares)	7,247,528
Number of share options outstanding in share-based payment arrangement (in shares)	5,199,575
Common shares unallocated in reserve in share-based payment arrangement (in shares)	2,047,953
Share units
Disclosure of range of exercise prices of outstanding share options [line items]
Maximum allotment of common shares reserved in share-based payment arrangement (in shares)	21,756,762
Common shares in reserve in share-based payment arrangement (in shares)	10,756,894
Common shares unallocated in reserve in share-based payment arrangement (in shares)	4,599,499
Number of shares issued (in shares)	10,999,868
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	6,157,395
Restricted Share Units | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period	12 months
Restricted Share Units | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period	36 months
Performance Share Units
Disclosure of range of exercise prices of outstanding share options [line items]
Vesting period	36 months
Employee Share Purchase Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Company's matching percentage	75.00%
Employee contribution percentage	5.00%
Maximum percentage company will match	3.75%
Employee Share Purchase Plan | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Employee contribution, percentage of base salary	1.00%
Employee Share Purchase Plan | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Employee contribution, percentage of base salary	10.00%